Organization and Basis of Presentation - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization and Basis of Presentation [Line Items]
Percentage of ownership in joint ventures	50.00%	50.00%
Wynn Capital
Organization and Basis of Presentation [Line Items]
Incorporation date	Jun. 03, 2002	Jun. 03, 2002
Common stock, authorized	2,000	2,000
Common stock, par value	$ 0.01	$ 0.01
Company owned, share issued and outstanding	1	1